IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Apr. 30, 2021	Oct. 31, 2020
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 207.0	$ 202.2
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	352.5	351.6
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 17.1	$ 17.0